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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Sentinel Group Funds, Inc.
     National Life Drive
     Montpelier, VT 05604


2.   Name of each series or class of funds for which this notice is filed:

     Sentinel Balanced Fund (the "Balanced Fund")
     Sentinel Bond Fund (the "Bond Fund")
     Sentinel New York Tax-Free Income Fund (the "New York Fund")
     Sentinel Short-Intermediate Government Fund (the "Short-
     Intermediate Fund")
     Sentinel Tax-Free Income Fund (the "Tax-Free Fund")
     Sentinel U.S. Treasury Money Market Fund (the "Treasury Fund") Sentinel World Fund (the "World Fund")


3.   Investment Company Act File Number:

     811-214

     Securities Act File Number:

     2-10685


4.   Last day of fiscal year for which this notice is filed:

     11/30/95


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       (  )

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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

     Not applicable.


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


     Balanced Fund               19,568 Shares    $   289,998
     Bond Fund                   47,154 Shares    $   289,998
     New York Fund                 None                None
     Short-Intermediate Fund       None                None
     Tax-Free Fund              421,273 Shares    $ 5,543,953
     Treasury Fund            3,102,363 Shares    $ 3,102,363
     World Fund                  22,188 Shares    $   289,998


9. Number and aggregate sale price of securities sold during the fiscal year:

     Balanced Fund            2,333,343 Shares    $ 41,370,171
     Bond Fund                3,095,605 Shares    $ 21,142,982
     New York Fund               86,231 Shares    $  1,064,091
     Short-Intermediate Fund  2,233,440 Shares    $ 22,267,397
     Tax-Free Fund            1,503,210 Shares    $ 21,556,031
     Treasury Fund          150,294,330 Shares    $150,294,331
     World Fund               1,216,644 Shares    $ 17,860,334


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Balanced Fund            2,313,775 Shares    $ 41,023,231
     Bond Fund                3,048,451 Shares    $ 20,820,920
     New York Fund               86,231 Shares    $  1,064,091
     Short-Intermediate Fund  2,233,440 Shares    $ 22,267,397
     Tax-Free Fund            1,081,937 Shares    $ 15,514,977
     Treasury Fund          147,191,967 Shares    $147,191,967
     World Fund               1,194,456 Shares    $ 17,534,614

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     Balanced Fund            564,931 Shares      $8,552,193
     Bond Fund                800,012 Shares      $4,951,462
     New York Fund             12,949 Shares      $  147,544
     Short-Intermediate Fund   70,060 Shares      $  683,298
     Tax-Free Fund            275,430 Shares      $3,604,212
     Treasury Fund          3,499,174 Shares      $3,499,173
     World Fund                61,344 Shares      $  761,890


12(a).    Calculation of Balanced Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


               $41,023,231


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $8,552,193


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $51,993,073



      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               ($2,417,649)

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      (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/2900


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $0
               ______________

12(b).    Calculation of Bond Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


               $20,820,920


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $4,951,462


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $36,920,567


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv)) (if applicable):

               ($11,148,185)

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      (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/2900



     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $0
               _____________

12(c).    Calculation of New York Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


               $1,064,091


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $147,544


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $1,800,821


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               ($589,186)

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      (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/2900


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $0
               _____________


12(d).    Calculation of Short-Intermediate Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


               $22,267,397


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):



               + $683,298


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $9,708,841


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv)) (if applicable):

               $13,241,854

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      (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/2900


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $4,566.16
               _________


12(e).    Calculation of Tax-Free Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


               $15,514,977


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $3,604,212


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $27,420,131


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               ($8,300,942)

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      (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/2900


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $0
               ____________


12(f).    Calculation of Treasury Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


               $147,191,967


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $3,499,173


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $148,430,713


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               $2,260,427

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      (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/2900


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $779.46
               _______


12(g).    Calculation of World Fund registration fee:



       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


               $17,534,614


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $761,890


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $14,394,477


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               $3,902,027

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      (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/2900


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $1,345.53
               _________

12(h). Total registration fee due for all series or classes of funds for which this notice is filed:

               Balanced Fund             $      0.00
               Bond Fund                 $      0.00
               New York Fund             $      0.00
               Short-Intermediate Fund   $  4,566.16
               Tax-Free Fund             $      0.00
               Treasury Fund             $    779.46
               World Fund                $  1,345.53
                                            ________

                                         $  6,691.15
                                            ========


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a).


                                                  (X)

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     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     January 8, 1996



                                  SIGNATURES

     This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.



     By (Signature and Title)  /s/ Marvin Aber
                               ----------------------------------
                                 Marvin Aber
                                 Vice President and Treasurer

     Date:  January 12, 1996